OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized fulfillment costs	$ 2,851,000		$ 3,541,000
Agent receivables	1,452,000		1,227,000
Advances	1,908,000		1,644,000
Claims receivables	6,082,000		4,342,000
Bunker receivables on time charter-out contracts	56,878,000		16,312,000
Other receivables	11,990,000		8,092,000
Other current assets	81,161,000	$ 35,158,000	$ 35,158,000
Allowance for credit losses	46,300	46,300
Provision for doubtful debts	$ 0	$ 0